BUSINESS COMBINATIONS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jun. 13, 2020	Feb. 13, 2020	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 02, 2020
Business Acquisition [Line Items]
Business Combination, Consideration Transferred					$ 11,000
Business Combination, Deferred Consideration					$ 6,000
Number of shares issued during the period					2,237,000
Business Combination,cash and cash equivalents			$ 11,000		$ 11,000
Deferred consideration			6,000		6,000
Goodwill, Period Increase (Decrease)			25,200
[custom:ReductionInPropertyPlantAndEquipment]			19,800
Increase (Decrease) in Intangible Assets, Current			900
Increase (Decrease) in Accrued Liabilities			2,200
[custom:IncreaseDecreaseInOtherTaxesPayable]			1,300
Change in fair value of property, plant and equipment	$ 19,600			$ 34,200
Amount allocated to goodwill			46,200		46,200
Business Acquisition, Transaction Costs			1,100		1,100
Business Acquisition, Pro Forma Revenue					852,823	$ 720,860
Business Acquisition, Pro Forma Net Income (Loss)					$ 45,320	$ 43,081
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Sale of Stock, Percentage of Ownership after Transaction					99.70%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					2,237,000
Sahara Petroleum Services Company [Member] | Successors [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue					$ 26,500
Business Acquisition, Pro Forma Net Income (Loss)					800
Sale and Purchase Agreement [Member]
Business Acquisition [Line Items]
Business combination issued in equity earn-outs			2,100		2,100		$ 11,700
Receivables earn-out shares contingency fair value			$ 0		$ 0
Sale and Purchase Agreement [Member] | Minimum [Member]
Business Acquisition [Line Items]
Average per share price			$ 10		$ 10
Sale and Purchase Agreement [Member] | Maximum [Member]
Business Acquisition [Line Items]
Average per share price			$ 11.70		$ 11.70
Sale and Purchase Agreement [Member] | Cash Earn-Out [Member]
Business Acquisition [Line Items]
Receivables			$ 6,900		$ 6,900
Sale and Purchase Agreement [Member] | Additional Earn-Out Shares [Member]
Business Acquisition [Line Items]
Average per share price			$ 9		$ 9
Sale and Purchase Agreement [Member] | NESR Additional Shares [Member] | Minimum [Member]
Business Acquisition [Line Items]
Average per share price			10		10
Sale and Purchase Agreement [Member] | NESR Additional Shares [Member] | Maximum [Member]
Business Acquisition [Line Items]
Average per share price			$ 11.70		$ 11.70
Sale and Purchase Agreement [Member] | Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Sale of Stock, Percentage of Ownership after Transaction		99.70%
Business Combination, Consideration Transferred					$ 11,000
Business Acquisition, Percentage of Voting Interests Acquired			99.70%		99.70%
Payments to Acquire Businesses, Gross					$ 17,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					2,237,000
Sale and Purchase Agreement [Member] | Sahara Petroleum Services Company [Member] | Three Equal Installments [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred					$ 6,000
Sales And Purchase Agreement [Member]
Business Acquisition [Line Items]
Issuance of receivables earn-eut shares. value			$ 1,400